UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2004


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 100.2%
CONSUMER DISCRETIONARY -- 11.9%
  Autonation*                            44,180   $       849
  Autozone (D)*                          13,339         1,218
  Bed Bath & Beyond*                     50,370         2,006
  Best Buy                               54,541         3,241
  Big Lots*                              19,335           235
  Black & Decker                         13,465         1,189
  Brunswick                              15,896           787
  Carnival (D)                          106,320         6,127
  Centex                                 20,977         1,250
  Circuit City Stores                    33,361           522
  Clear Channel Communications           96,057         3,217
  Coach (D)*                             31,493         1,776
  Comcast, Cl A (D)*                    372,046        12,382
  Cooper Tire & Rubber                   12,448           268
  Dana                                   25,011           433
  Darden Restaurants                     26,241           728
  Delphi                                 95,306           860
  Dillard's, Cl A                        14,017           377
  Dollar General (D)                     54,888         1,140
  Dow Jones                              13,726           591
  Eastman Kodak                          47,980         1,547
  eBay (D)*                             111,079        12,916
  Family Dollar Stores                   28,266           883
  Federated Department Stores            28,307         1,636
  Ford Motor (D)                        307,187         4,497
  Fortune Brands                         24,293         1,875
  Gannett                                42,751         3,493
  Gap (D)                               146,822         3,101
  General Motors (D)                     94,796         3,798
  Genuine Parts                          29,659         1,307
  Goodyear Tire & Rubber (D)*            29,428           431
  Harley-Davidson                        49,494         3,007
  Harrah's Entertainment (D)             18,715         1,252
  Hasbro                                 29,601           574
  Hilton Hotels                          65,178         1,482
  Home Depot (D)                        368,061        15,731
  International Game Technology          57,746         1,985
  Interpublic Group*                     71,271           955
  JC Penney                              48,286         1,999
  Johnson Controls (D)                   31,872         2,022
  Jones Apparel Group                    20,795           760
  KB Home                                 7,840           818
  Knight-Ridder                          13,017           871
  Kohl's*                                57,712         2,838
  Leggett & Platt                        31,895           907
  Limited                                67,895         1,563
  Liz Claiborne                          18,353           775
  Lowe's (D)                            129,493         7,458
  Marriott International, Cl A (D)       37,435         2,358
  Mattel                                 69,269         1,350
  May Department Stores                  49,443         1,454
  Maytag (D)                             13,246           279
  McDonald's                            211,008         6,765
  McGraw-Hill                            31,799         2,911
  Meredith                                8,432           457
  New York Times, Cl A                   24,702         1,008
  Newell Rubbermaid (D)                  46,728         1,130
  News, Cl A*                           436,979         8,154
  Nike, Cl B (D)                         43,965         3,987
  Nordstrom                              23,661         1,106
  Office Depot*                          53,218           924
  OfficeMax                              15,687           492
  Omnicom Group                          31,394         2,647

----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Pulte Homes                            21,551   $     1,375
  RadioShack (D)                         26,636           876
  Reebok International (D)               10,064           443
  Sears Roebuck (D)                      34,610         1,766
  Sherwin-Williams                       23,792         1,062
  Snap-On                                 9,757           335
  Stanley Works                          13,704           671
  Staples                                83,427         2,812
  Starbucks*                             67,052         4,181
  Starwood Hotels & Resorts
    Worldwide                            34,692         2,026
  Target (D)                            150,050         7,792
  Tiffany                                24,904           796
  Time Warner*                          768,421        14,938
  TJX                                    80,653         2,027
  Toys "R" Us*                           35,908           735
  Tribune                                53,185         2,241
  Univision Communications, Cl A (D)*    54,021         1,581
  VF                                     18,686         1,035
  Viacom, Cl B                          285,745        10,398
  Visteon (D)                            21,725           212
  Walt Disney                           342,426         9,519
  Wendy's International                  19,145           752
  Whirlpool                              11,143           771
  Yum! Brands                            48,703         2,298
                                                  ------------
                                                       225,341
                                                  ------------
CONSUMER STAPLES -- 10.5%
  Adolph Coors, Cl B (D)                  6,239           472
  Alberto-Culver                         15,393           748
  Albertson's (D)                        61,564         1,470
  Altria Group                          344,048        21,021
  Anheuser-Busch                        132,385         6,716
  Archer-Daniels-Midland                109,069         2,433
  Avon Products                          79,364         3,071
  Brown-Forman, Cl B                     20,653         1,006
  Campbell Soup                          68,772         2,056
  Clorox (D)                             25,511         1,503
  Coca-Cola                             405,525        16,882
  Coca-Cola Enterprises                  78,526         1,637
  Colgate-Palmolive                      89,153         4,561
  ConAgra Foods                          86,102         2,536
  Costco Wholesale (D)                   78,248         3,788
  CVS                                    67,436         3,039
  General Mills                          61,015         3,033
  Gillette (D)                          166,367         7,450
  Hershey Foods                          41,542         2,307
  HJ Heinz                               58,965         2,299
  Kellogg                                69,148         3,088
  Kimberly-Clark                         81,714         5,378
  Kroger*                               124,685         2,187
  McCormick                              22,834           882
  Pepsi Bottling Group                   41,808         1,131
  PepsiCo                               282,331        14,738
  Procter & Gamble                      425,201        23,420
  Reynolds American (D)                  24,790         1,949
  Safeway (D)*                           75,853         1,497
  Sara Lee                              131,436         3,173
  Supervalu                              22,623           781
  Sysco                                 107,319         4,096
  UST (D)                                27,630         1,329
  Wal-Mart Stores                       709,887        37,496
  Walgreen                              171,245         6,571
  Wm. Wrigley Jr.                        37,684         2,607
                                                  ------------
                                                      198,351
                                                  ------------

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
December 31, 2004


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
ENERGY -- 7.2%
  Amerada Hess                           15,254   $     1,257
  Anadarko Petroleum                     41,416         2,684
  Apache                                 54,668         2,765
  Ashland                                11,810           689
  Baker Hughes                           55,962         2,388
  BJ Services*                           27,351         1,273
  Burlington Resources                   65,559         2,852
  ChevronTexaco                         355,110        18,647
  ConocoPhillips                        115,730        10,049
  Devon Energy                           81,634         3,177
  El Paso (D)*                          109,022         1,134
  EOG Resources (D)                      19,817         1,414
  Exxon Mobil                         1,081,454        55,435
  Halliburton (D)                        74,043         2,905
  Kerr-McGee                             25,431         1,470
  Kinder Morgan (D)                      20,673         1,512
  Marathon Oil                           58,022         2,182
  Nabors Industries (D)*                 25,259         1,295
  Noble (D)*                             22,382         1,113
  Occidental Petroleum                   66,095         3,857
  Rowan (D)*                             17,755           460
  Schlumberger                           98,650         6,605
  Sunoco (D)                             12,221           999
  Transocean*                            53,766         2,279
  Unocal                                 44,046         1,904
  Valero Energy                          43,120         1,958
  Williams (D)                           93,950         1,530
  XTO Energy                             43,662         1,545
                                                  ------------
                                                      135,378
                                                  ------------
FINANCIALS (A) -- 20.7%
  ACE                                    47,567         2,033
  Aflac (D)                              84,744         3,376
  Allstate                              114,976         5,947
  AMBAC Financial Group                  18,153         1,491
  American Express (D)                  210,367        11,858
  American International Group          436,589        28,671
  AmSouth Bancorp                        59,869         1,551
  AON (D)                                53,562         1,278
  Apartment Investment &
    Management, Cl A +                   15,796           609
  Archstone-Smith Trust +                32,310         1,237
  Bank of America                       677,071        31,816
  Bank of New York                      130,625         4,365
  BB&T (D)                               92,524         3,891
  Bear Stearns                           17,378         1,778
  Capital One Financial                  40,780         3,434
  Charles Schwab                        225,539         2,697
  Chubb                                  32,233         2,479
  Cincinnati Financial                   28,100         1,244
  CIT Group                              35,162         1,611
  Citigroup                             869,960        41,915
  Comerica                               28,540         1,741
  Compass Bancshares                     20,161           981
  Countrywide Financial                  97,323         3,602
  E*Trade Financial*                     62,132           929
  Equity Office Properties Trust +       67,513         1,966
  Equity Residential +                   47,002         1,701
  Fannie Mae (D)                        162,217        11,551
  Federated Investors, Cl B              18,142           551
  Fifth Third Bancorp                    99,139         4,687
  First Horizon National                 20,623           889
  Franklin Resources                     41,760         2,909
  Freddie Mac (D)                       115,417         8,506
  Golden West Financial                  51,280         3,150
----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Goldman Sachs Group                    81,141   $     8,442
  Hartford Financial Services Group      49,190         3,409
  Huntington Bancshares                  39,013           967
  Janus Capital Group                    40,171           675
  Jefferson-Pilot                        22,817         1,186
  JPMorgan Chase                        597,141        23,294
  Keycorp (D)                            68,645         2,327
  Lehman Brothers Holdings               45,129         3,948
  Lincoln National                       29,202         1,363
  Loews                                  31,077         2,185
  M&T Bank (D)                           19,620         2,116
  Marsh & McLennan                       87,949         2,894
  Marshall & Ilsley                      37,758         1,669
  MBIA                                   23,542         1,490
  MBNA                                  214,583         6,049
  Mellon Financial                       71,055         2,210
  Merrill Lynch                         156,092         9,330
  Metlife                               124,705         5,052
  MGIC Investment                        16,465         1,135
  Moody's (D)                            24,798         2,154
  Morgan Stanley                        183,440        10,185
  National City                         113,074         4,246
  North Fork Bancorporation -- NY
    Shares                               78,432         2,263
  Northern Trust                         36,802         1,788
  Plum Creek Timber +                    31,158         1,198
  PNC Financial Services Group           47,346         2,720
  Principal Financial Group              51,379         2,103
  Progressive (D)                        33,525         2,844
  Prologis +                             30,836         1,336
  Providian Financial*                   49,489           815
  Prudential Financial                   85,941         4,723
  Regions Financial (D)                  78,028         2,777
  Safeco                                 21,416         1,119
  Simon Property Group +                 37,027         2,395
  SLM (D)                                71,998         3,844
  Sovereign Bancorp                      58,239         1,313
  St. Paul Travelers                    112,262         4,162
  State Street                           55,827         2,742
  SunTrust Banks                         61,901         4,573
  Synovus Financial (D)                  51,788         1,480
  T Rowe Price Group                     21,542         1,340
  Torchmark                              18,067         1,032
  UnumProvident (D)                      50,400           904
  US Bancorp                            312,909         9,800
  Wachovia                              268,780        14,138
  Washington Mutual                     146,549         6,196
  Wells Fargo                           283,821        17,639
  XL Capital, Cl A                       23,174         1,799
  Zions Bancorporation                   15,226         1,036
                                                  ------------
                                                      390,849
                                                  ------------
HEALTH CARE -- 12.7%
  Abbott Laboratories                   261,014        12,176
  Aetna                                  24,727         3,085
  Allergan                               21,969         1,781
  AmerisourceBergen (D)                  17,571         1,031
  Amgen*                                212,754        13,648
  Applera - Applied Biosystems Group     32,708           684
  Bausch & Lomb (D)                       8,887           573
  Baxter International                  103,167         3,563
  Becton Dickinson                       42,347         2,405
  Biogen Idec (D)*                       55,868         3,721
  Biomet                                 42,563         1,847
  Boston Scientific*                    141,425         5,028
  Bristol-Myers Squibb (D)              326,799         8,373

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
December 31, 2004


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Cardinal Health                        72,190   $     4,198
  Caremark Rx*                           76,121         3,001
  Chiron*                                31,635         1,054
  Cigna                                  22,467         1,833
  CR Bard                                17,743         1,135
  Eli Lilly                             189,980        10,781
  Express Scripts*                       12,696           971
  Fisher Scientific International*       19,401         1,210
  Forest Laboratories (D)*               62,102         2,786
  Genzyme*                               41,549         2,413
  Gilead Sciences*                       72,193         2,526
  Guidant                                53,145         3,832
  HCA                                    70,649         2,823
  Health Management Associates, Cl A     41,349           939
  Hospira*                               26,548           889
  Humana*                                27,099           805
  IMS Health                             38,745           899
  Johnson & Johnson (D)                 497,467        31,549
  King Pharmaceuticals*                  40,510           502
  Laboratory of America Holdings*        23,466         1,169
  Manor Care (D)                         14,918           529
  McKesson                               49,766         1,566
  Medco Health Solutions*                46,074         1,917
  Medimmune*                             42,301         1,147
  Medtronic                             202,568        10,062
  Merck                                 371,658        11,945
  Millipore*                              8,279           412
  Mylan Laboratories                     45,685           808
  PerkinElmer                            21,433           482
  Pfizer                              1,262,408        33,946
  Quest Diagnostics                      17,057         1,630
  Schering-Plough                       247,218         5,162
  St. Jude Medical*                      59,868         2,510
  Stryker                                67,302         3,247
  Tenet Healthcare (D)*                  79,178           869
  Thermo Electron*                       26,709           806
  UnitedHealth Group (D)                109,539         9,643
  Waters*                                20,155           943
  Watson Pharmaceuticals*                18,271           600
  WellPoint*                             49,454         5,687
  Wyeth                                 223,590         9,523
  Zimmer Holdings*                       41,084         3,292
                                                  ------------
                                                      239,956
                                                  ------------
INDUSTRIALS -- 11.8%
  3M                                    130,475        10,708
  Allied Waste Industries*               53,248           494
  American Power Conversion              31,909           683
  American Standard*                     35,793         1,479
  Apollo Group, Cl A*                    31,016         2,503
  Avery Dennison (D)                     18,780         1,126
  Boeing                                141,016         7,300
  Burlington Northern Santa Fe           62,879         2,975
  Caterpillar                            57,172         5,575
  Cendant                               177,207         4,143
  Cintas                                 28,642         1,256
  Cooper Industries, Cl A                15,338         1,041
  CSX                                    35,932         1,440
  Cummins                                 7,591           636
  Danaher                                51,706         2,969
  Deere                                  41,557         3,092
  Delta Air Lines (D)*                   21,495           161
  Dover                                  34,027         1,427
  Eaton                                  25,596         1,852
  Emerson Electric                       70,545         4,945
  Equifax                                22,987           646
  FedEx                                  50,441         4,968
----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Fluor (D)                              13,934   $       760
  General Dynamics                       33,554         3,510
  General Electric                    1,772,263        64,688
  Goodrich                               19,737           644
  H&R Block                              27,786         1,362
  Honeywell International               144,342         5,111
  Illinois Tool Works                    49,535         4,591
  Ingersoll-Rand, Cl A                   29,045         2,332
  ITT Industries                         15,438         1,304
  L-3 Communications Holdings            19,053         1,396
  Lockheed Martin                        74,157         4,119
  Masco (D)                              74,589         2,725
  Monster Worldwide (D)*                 19,669           662
  Navistar International (D)*            11,717           515
  Norfolk Southern                       65,995         2,388
  Northrop Grumman                       61,400         3,338
  Paccar                                 29,084         2,341
  Pall                                   20,995           608
  Parker Hannifin                        19,992         1,514
  Pitney Bowes                           38,712         1,792
  Power-One*                             14,049           125
  Raytheon                               76,162         2,957
  Robert Half International              29,194           859
  Rockwell Automation                    31,046         1,538
  Rockwell Collins                       29,515         1,164
  RR Donnelley & Sons                    36,934         1,303
  Ryder System                           10,978           524
  Southwest Airlines                    130,488         2,124
  Textron                                23,011         1,698
  Tyco International                    337,552        12,064
  Union Pacific (D)                      43,475         2,924
  United Parcel Service, Cl B (D)       187,856        16,054
  United Technologies                    85,641         8,851
  W.W. Grainger                          15,051         1,003
  Waste Management                       95,809         2,869
                                                  ------------
                                                      223,176
                                                  ------------
INFORMATION TECHNOLOGY -- 16.1%
  ADC Telecommunications*               135,761           364
  Adobe Systems                          40,195         2,522
  Advanced Micro Devices (D)*            63,864         1,406
  Affiliated Computer Services, Cl A*    21,554         1,297
  Agilent Technologies*                  81,380         1,961
  Altera*                                62,620         1,296
  Analog Devices (D)                     62,922         2,323
  Andrew*                                26,963           368
  Apple Computer*                        67,114         4,322
  Applied Materials*                    285,156         4,876
  Applied Micro Circuits*                52,325           220
  Autodesk                               38,612         1,465
  Automatic Data Processing              97,586         4,328
  Avaya*                                 75,649         1,301
  BMC Software*                          37,394           696
  Broadcom, Cl A*                        54,591         1,762
  Ciena*                                 95,284           318
  Cisco Systems*                      1,103,722        21,302
  Citrix Systems*                        28,565           701
  Computer Associates
    International (D)                    98,167         3,049
  Computer Sciences*                     31,883         1,797
  Compuware*                             64,814           419
  Comverse Technology*                   32,832           803
  Convergys*                             24,052           361
  Corning (D)*                          235,274         2,769
  Dell*                                 416,401        17,547
  Electronic Arts (D)*                   50,910         3,140
  Electronic Data Systems                85,829         1,983
  EMC*                                  401,500         5,970
--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
December 31, 2004


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  First Data                            139,042   $     5,915
  Fiserv*                                33,147         1,332
  Freescale Semiconductor, Cl B (D)      65,172         1,197
  Gateway*                               62,501           376
  Hewlett-Packard                       506,110        10,613
  Intel                               1,059,870        24,790
  International Business Machines (D)   279,042        27,508
  Intuit*                                31,349         1,380
  Jabil Circuit*                         33,685           862
  JDS Uniphase (D)*                     245,021           777
  Kla-Tencor*                            32,876         1,531
  Lexmark International, Cl A*           21,604         1,836
  Linear Technology (D)                  51,873         2,011
  LSI Logic*                             64,130           351
  Lucent Technologies (D)*              741,274         2,787
  Maxim Integrated Products (D)          54,809         2,323
  Mercury Interactive (D)*               14,199           647
  Micron Technology (D)*                103,801         1,282
  Microsoft (D)                       1,822,432        48,677
  Molex                                  31,477           944
  Motorola                              407,009         7,001
  National Semiconductor*                59,857         1,074
  NCR*                                   15,578         1,078
  Network Appliance*                     59,874         1,989
  Novell*                                64,896           438
  Novellus Systems*                      23,962           668
  Nvidia (D)*                            27,848           656
  Oracle*                               859,524        11,793
  Parametric Technology*                 44,994           265
  Paychex                                63,368         2,160
  PMC - Sierra*                          29,641           333
  QLogic*                                15,646           575
  Qualcomm (D)                          274,357        11,633
  Sabre Holdings, Cl A                   23,336           517
  Sanmina-SCI*                           87,422           740
  Scientific-Atlanta (D)                 25,704           849
  Siebel Systems*                        84,345           886
  Solectron*                            163,537           872
  Sun Microsystems*                     561,352         3,020
  Sungard Data Systems*                  48,252         1,367
  Symantec*                             105,770         2,725
  Symbol Technologies                    41,008           709
  Tektronix                              14,985           453
  Tellabs (D)*                           77,512           666
  Teradyne*                              32,555           556
  Texas Instruments (D)                 289,543         7,129
  Unisys*                                55,938           569
  Veritas Software*                      70,652         2,017
  Xerox (D)*                            160,127         2,724
  Xilinx                                 58,140         1,724
  Yahoo! (D)*                           229,988         8,666
                                                  ------------
                                                      303,657
                                                  ------------
MATERIALS -- 3.1%
  Air Products & Chemicals               38,094         2,208
  Alcoa                                 146,061         4,589
  Allegheny Technologies                 15,655           339
  Ball                                   18,917           832
  Bemis                                  17,945           522
  Dow Chemical                          157,813         7,813
  E.I. Du Pont de Nemours (D)           166,436         8,164
  Eastman Chemical                       12,995           750
  Ecolab                                 43,680         1,535
  Engelhard                              20,855           640
  Freeport-McMoRan Copper & Gold,
    Cl B                                 30,103         1,151
  Georgia-Pacific                        43,217         1,620
----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
  Great Lakes Chemical                    8,517   $       243
  Hercules*                              18,456           274
  International Flavors & Fragrances     15,835           678
  International Paper                    81,495         3,423
  Louisiana-Pacific                      18,260           488
  MeadWestvaco                           34,269         1,161
  Monsanto                               44,261         2,459
  Newmont Mining                         74,414         3,305
  Nucor                                  26,842         1,405
  Pactiv*                                24,750           626
  Phelps Dodge (D)                       15,894         1,572
  PPG Industries                         28,776         1,961
  Praxair                                54,476         2,405
  Rohm & Haas (D)                        37,568         1,662
  Sealed Air (D)*                        14,152           754
  Sigma-Aldrich (D)                      11,603           702
  Temple-Inland                           9,290           635
  United States Steel (D)                19,277           988
  Vulcan Materials                       17,367           948
  Weyerhaeuser                           40,424         2,717
                                                  ------------
                                                       58,569
                                                  ------------
TELECOMMUNICATION SERVICES -- 3.3%
  Alltel                                 50,868         2,989
  AT&T                                  133,216         2,539
  BellSouth                             307,581         8,548
  CenturyTel                             23,023           817
  Citizens Communications                55,736           768
  Nextel Communications, Cl A*          186,187         5,586
  Qwest Communications
    International (D)*                  303,362         1,347
  SBC Communications                    555,682        14,320
  Sprint*                               246,631         6,129
  Verizon Communications                464,118        18,801
                                                  ------------
                                                       61,844
                                                  ------------
UTILITIES -- 2.9%
  AES*                                  108,132         1,478
  Allegheny Energy (D)*                  23,407           461
  Ameren (D)                             32,743         1,642
  American Electric Power (D)            66,323         2,277
  Calpine (D)*                           92,043           363
  Centerpoint Energy                     51,555           583
  Cinergy (D)                            30,584         1,273
  CMS Energy (D)*                        32,557           340
  Consolidated Edison (D)                40,451         1,770
  Constellation Energy Group             29,352         1,283
  Dominion Resources (D)                 55,427         3,755
  DTE Energy (D)                         29,487         1,272
  Duke Energy (D)                       159,640         4,044
  Dynegy, Cl A (D)*                      63,603           294
  Edison International                   54,570         1,748
  Entergy                                37,428         2,530
  Exelon                                110,839         4,885
  FirstEnergy                            55,298         2,185
  FPL Group (D)                          31,054         2,321
  KeySpan                                27,234         1,074
  Nicor                                   7,395           273
  NiSource (D)                           44,798         1,020
  Peoples Energy                          6,301           277
  PG&E*                                  67,640         2,251
  Pinnacle West Capital                  15,332           681
  PPL                                    31,640         1,686
  Progress Energy (D)                    41,343         1,870
  Public Service Enterprise Group (D)    40,211         2,082
  Sempra Energy                          39,053         1,432
--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
December 31, 2004


----------------------------------------------------------------
                                     Shares/Face
Description                             Amount     Market Value
                                    ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Southern (D)                          123,919   $     4,154
  TECO Energy (D)                        33,331           511
  TXU (D)                                40,221         2,597
  Xcel Energy                            67,884         1,235
                                                  ------------
                                                       55,647
                                                  ------------
Total Common Stock
  (Cost $1,195,902) ($ Thousands)                   1,892,768
                                                  ------------
CORPORATE OBLIGATIONS (E)(F) -- 5.5%
FINANCIALS -- 5.4%
  Allstate Life Global Funding MTN
    2.392%, 01/18/05                 $    1,209         1,209
  American General Finance
    2.403%, 01/06/06                      3,384         3,384
  Belford Funding MTN
    2.410%, 02/02/05                      4,834         4,834
  Bradford & Bingley
    2.193%, 01/07/05                      3,046         3,045
  CCN Bluegrass
    2.490%, 08/18/05                      3,626         3,626
  Countrywide Home Loans
    2.630%, 06/23/05                      1,934         1,933
    2.528%, 11/30/05                      5,318         5,318
    2.471%, 08/26/05                      1,450         1,450
    2.435%, 02/23/05                      1,402         1,402
    2.429%, 05/20/05                        967           967
  Davis Square Funding
    2.361%, 04/06/05                      2,417         2,417
    2.361%, 05/06/05                      2,417         2,417
  Five Finance
    2.423%, 09/22/05                      6,864         6,862
  Harrier Finance Funding
    2.496%, 06/15/05                      4,206         4,205
  Irish Life & Permanent
    2.427%, 01/22/06                      4,496         4,495
  Lakeside Funding
    2.370%, 01/10/05                      5,229         5,229
  Liberty Light US Capital
    2.378%, 01/14/05                      2,417         2,417
    2.360%, 02/09/05                      2,417         2,417
  Morgan Stanley
    2.331%, 02/06/06                        967           967
  Nationwide Building Society
    2.542%, 10/28/05                      2,417         2,417
    2.398%, 01/06/06                      4,834         4,834
  Pacific Life Global Funding
    2.380%, 01/13/06                      3,626         3,626
  Premium Asset Trust
    2.412%, 12/15/05                      6,768         6,768
  SLM
    2.410%, 01/20/06                      8,460         8,460
  Sigma Finance
    2.279%, 01/04/05                      2,900         2,900
  U.S. Trust
    2.495%, 09/12/05                      4,834         4,834
  Washington Mutual Bank
    2.310%, 08/18/05                      4,834         4,834
  White Pine Finance
    2.396%, 03/11/05                      1,209         1,208
    2.286%, 11/01/05                      2,127         2,126
                                                  ------------
                                                      100,601
                                                  ------------


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 0.1%
  Caterpillar MTN, Ser F
    2.180%, 07/11/05                 $    2,417   $     2,417
                                                  ------------
Total Corporate Obligations
  (Cost $103,018) ($ Thousands)                       103,018
                                                  ------------
ASSET-BACKED SECURITIES (E)(F) -- 2.4%
AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust
    2.422%, 11/15/05                        864           864
    2.100%, 07/15/05                        125           125
                                                  ------------
                                                          989
                                                  ------------
MORTGAGE RELATED SECURITIES -- 2.3%
  Aire Valley Mortgages
    2.410%, 09/20/05                      3,094         3,094
  Blue Heron Funding
    2.447%, 02/23/05                      4,834         4,834
    2.443%, 03/18/05                      2,175         2,175
  Cheyne High Grade
    2.280%, 11/10/05                      2,780         2,780
  Commodore
    2.570%, 12/12/38                      2,224         2,224
  Duke Funding
    2.115%, 04/08/05                      2,417         2,417
  Harwood
    2.460%, 09/20/05                      6,139         6,139
  Orchid Structured Finance
    2.410%, 05/18/05                      5,305         5,305
  Park Place Securities
    2.467%, 11/25/05                      9,668         9,668
  RMAC
    2.390%, 06/12/05                      2,113         2,113
  Saturn Ventures
    2.422%, 02/07/05                      2,417         2,417
  Whitehawk CDO Funding
    2.520%, 06/15/05                      1,209         1,209
                                                  ------------
                                                       44,375
                                                  ------------
Total Asset-Backed Securities
  (Cost $45,364) ($ Thousands)                         45,364
                                                  ------------
COMMERCIAL PAPER (A)(E) -- 2.5%
FINANCIALS -- 2.5%
  Altamira Funding
    2.435%, 02/03/05                      1,039         1,037
  Belford Funding
    2.421%, 01/07/05                      4,834         4,832
  CPI Funding
    2.455%, 02/01/05                      5,553         5,541
  CRE-8 Funding
    2.470%, 01/03/05                      1,209         1,208
  Concord, Ser B
    2.390%, 01/13/05                        701           701
  Georgetown Funding
    2.508%, 02/17/05                      4,834         4,818
    2.421%, 02/04/05                      2,545         2,539
  Golden Fish
    2.456%, 02/07/05                      1,172         1,169
    2.422%, 01/11/05                      1,076         1,076
    2.413%, 01/20/05                        539           539
    2.303%, 01/18/05                      2,912         2,909
--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Concluded)
December 31, 2004


----------------------------------------------------------------
                                     Shares/Face
Description                             Amount     Market Value
                                    ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Harwood Street Funding
    2.414%, 01/25/05                 $    1,781        $1,778
  Main Street Warehouse
    2.503%, 01/18/05                      3,384         3,380
    2.501%, 01/04/05                      3,964         3,963
  Thornburg
    2.503%, 01/18/05                        525           525
    2.501%, 01/07/05                      4,351         4,349
    2.402%, 01/14/05                      3,384         3,381
    2.385%, 02/01/05                      4,206         4,197
                                                  ------------
Total Commercial Paper
  (Cost $47,942) ($ Thousands)                         47,942
                                                  ------------
U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (B)
     2.172%, 03/24/05                     1,000           995
                                                  ------------
Total U.S. Treasury Obligation
  (Cost $995) ($ Thousands)                               995
                                                  ------------
CASH EQUIVALENTS  -- 0.5%
  Bear Stearns Master Notes (E)       4,834,151         4,834
  SEI Daily Income Trust,
  Prime
  Obligation Fund, Cl A (C)           4,821,959         4,822
                                                  ------------
Total Cash Equivalents
  (Cost $9,656) ($ Thousands)                           9,656
                                                  ------------
REPURCHASE AGREEMENTS (E)  -- 2.9%
Deutsche Bank 2.250%, dated
  12/31/04, to be repurchased on
  01/03/05, repurchase price
  $20,790,745 (collateralized by
  various U.S. Government
  Obligations, ranging in par value
  $66,937,000 - $118,650,000,
  3.000% - 6.790%, 05/24/05 -
  05/23/12; total market value:
  $21,202,620)                           20,787        20,787
Goldman Sachs 2.230%, dated
  12/31/04, to be repurchased on
  01/03/05, repurchase price
  $30,054,520 (collateralized by
  various U.S. Government
  Obligations, ranging in par value
  $44,591,000 - $271,550,000,
  0.000% - 7.500%, 01/15/07-
  11/15/22; total market value:
  $30,649,931)                           30,049        30,049
Lehman Brothers 2.250%, dated
  12/31/04, to be repurchased on
  01/03/05, repurchase price
  $3,432,891 (collateralized by
  various U.S. Government
  Obligations, ranging in par value
  $20,198,000 - $51,245,000,
  2.500% - 6.625%, 06/15/08 -
  09/15/09; total market value:
  $3,500,914)                             3,432         3,432
                                                  ------------
Total Repurchase Agreements
  (Cost $54,268) ($ Thousands)                         54,268
                                                  ------------
Total Investments -- 114.1%
  (Cost $1,457,145) ($ Thousands)(1)              $ 2,154,011
                                                  ============


Percentages are based on Net Assets of $1,888,370,438
* Non-income producing security.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(D) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $248,061,938.
(E) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $255,425,797.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.
Cl -- Class
MTN -- Medium Term Note
NY -- New York
Ser -- Series
(1) At December 31, 2004, the tax basis cost of the Fund's investments was $1,457,145,464, and the unrealized appreciation and depreciation were $822,483,013 and $(125,617,119), respectively.

The Fund had the following long futures contracts open as of December 31, 2004:

-------------- ------------ ---------------- ------------- ----------------
                             Contract                       Unrealized
 Contract       Number of    Value                          Gain
 Description    Contracts    ($ Thousands)    Expiration    ($ Thousands)
-------------- ------------ ---------------- ------------- ----------------
 S&P 500
 Index                119          $ 7,222    03/19/05                $31
-------------- ------------ ---------------- ------------- ----------------




For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund
December 31, 2004


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 36.1%
  FHLMC
      10.500%, 12/01/17 to 06/01/19   $       3   $         3
      9.500%, 08/01/17 to 02/01/21           11            12
      9.000%, 07/01/09                        1             1
      8.500%, 01/01/10                       10            11
      8.000%, 01/01/11 to 08/01/30           19            21
      7.500%, 05/01/07 to 02/01/31           88            94
      7.000%, 11/01/07 to 04/01/32          219           231
      6.500%, 07/01/08 to 08/01/32          611           643
      6.000%, 11/01/13 to 04/01/33          943           977
      5.500%, 03/01/17 to 09/01/34        1,777         1,814
      5.000%, 11/01/17 to 12/01/33        1,889         1,899
      4.500%, 04/01/18 to 10/01/33        1,158         1,148
      4.000%, 08/01/18 to 09/01/18          398           390
  FNMA
      9.500%, 02/01/21                        1             1
      8.500%, 05/01/07 to 04/01/30           26            28
      8.000%, 08/01/07 to 02/01/30           50            56
      7.500%, 06/01/07 to 07/01/33           94            99
      7.000%, 02/01/08 to 05/01/32          323           341
      6.500%, 04/01/11 to 01/01/33          732           772
      6.000%, 12/01/08 to 09/01/33        1,517         1,577
      5.500%, 12/01/13 to 11/01/34        3,098         3,153
      5.000%, 11/01/17 to 12/01/34        2,691         2,694
      4.500%, 04/01/18 to 10/01/33        1,164         1,153
      4.000%, 09/01/18 to 10/01/18          243           238
  FNMA TBA
      6.000%, 12/01/34                       75            78
  GNMA
      11.500%, 04/15/15                      19            21
      10.000%, 09/15/18 to 02/20/21           3             3
      9.500%, 09/15/09 to 07/15/17            7             7
      9.000%, 11/15/19 to 09/15/25           56            62
      8.500%, 05/15/17 to 11/15/22           45            48
      8.000%, 10/15/07 to 03/15/30           54            59
      7.500%, 01/15/23 to 06/15/32          109           118
      7.000%, 12/15/27 to 04/15/31          149           158
      6.500%, 03/15/11 to 11/15/31          283           299
      6.000%, 04/15/17 to 11/15/33          533           553
      5.500%, 02/15/33 to 04/15/34          732           750
      5.000%, 05/15/18 to 10/15/33          411           415
      4.500%, 08/15/33                       27            26
                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $19,659) ($ Thousands)                         19,953
                                                  ------------

U.S. TREASURY OBLIGATIONS  -- 22.9%
  U.S. Treasury Bonds
      12.000%, 08/15/13                     140           180
      11.250%, 02/15/15                     55             87
      10.375%, 11/15/12                     105           125
      9.125%, 05/15/18                      250           364
      8.875%, 02/15/19                      300           432
      8.750%, 08/15/20                      175           253
      8.500%, 02/15/20                      200           282
      8.125%, 08/15/19 to 08/15/21          175           241
      8.000%, 11/15/21                       80           110
      7.625%, 11/15/22 to 02/15/25          175           235
      7.500%, 11/15/24                      110           147
      7.125%, 02/15/23                      125           160
      6.625%, 02/15/27                      100           123
      6.500%, 11/15/26                      125           152
      6.375%, 08/15/27                      150           180
      6.250%, 08/15/23                      155           182
----------------------------------------------------------------
                                    Face Amount   Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
      6.125%, 11/15/27 to 08/15/29    $     170   $       199
      5.500%, 08/15/28                       80            87
      5.250%, 11/15/28 to 02/15/29          240           251
      3.000%, 02/15/08                      205           203
  U.S. Treasury Notes
      7.000%, 07/15/06                      300           318
      6.500%, 02/15/10                      260           294
      6.250%, 02/15/07                      405           431
      6.125%, 08/15/07                      400           429
      6.000%, 08/15/09                      150           165
      5.750%, 08/15/10                      215           237
      5.625%, 05/15/08                      150           161
      5.500%, 02/15/08 to 05/15/09          410           438
      5.000%, 02/15/11 to 08/15/11          410           436
      4.875%, 02/15/12                      180           190
      4.750%, 11/15/08 to 05/15/14          190           198
      4.375%, 05/15/07 to 08/15/12          280           287
      4.250%, 08/15/13 to 11/15/13          720           725
      3.875%, 02/15/13                      150           148
      3.625%, 07/15/09 to 05/15/13          200           197
      3.500%, 11/15/06 to 08/15/09          495           496
      3.375%, 09/15/09                      210           208
      3.250%, 08/15/08 to 01/15/09          385           383
      3.125%, 04/15/09                      425           419
      3.000%, 11/15/07 to 02/15/09          425           420
      2.750%, 07/31/06                      450           449
      2.625%, 11/15/06 to 05/15/08          465           458
      2.500%, 09/30/06 to 10/31/06          660           654
      2.375%, 08/15/06 to 08/31/06          560           554
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $12,463) ($ Thousands)                         12,688
                                                  ------------
CORPORATE OBLIGATIONS  -- 22.7%
CONSUMER DISCRETIONARY -- 1.6%
  Comcast Cable Communications
     6.750%, 01/30/11                        50            56
  DaimlerChrysler
     7.450%, 03/01/27                        40            44
  Ford Motor
     6.625%, 02/15/28                       125           117
  General Motors
     6.750%, 05/01/28                       100            95
  Hertz
     7.000%, 01/15/28                        50            48
  May Department Stores
     3.950%, 07/15/07                       235           235
  News America Holdings
     7.700%, 10/30/25                        75            89
  Target
     7.000%, 07/15/31                        25            31
  Time Warner
     6.950%, 01/15/28                       105           117
  Wal-Mart Stores
     4.550%, 05/01/13                        75            76
                                                  ------------
                                                          908
                                                  ------------
CONSUMER STAPLES -- 1.2%
  Coca-Cola Enterprises
     8.500%, 02/01/22                       100           133
  Heinz
     6.625%, 07/15/11                        65            73
  Kellogg, Ser B
     7.450%, 04/01/31                        40            50

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund - (Continued)
December 31, 2004


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Kraft Foods
     5.625%, 11/01/11                 $      80   $        85
  Kroger
     8.050%, 02/01/10                        50            58
  Procter & Gamble
     6.450%, 01/15/26                        40            46
  Safeway
     6.500%, 11/15/08                       135           146
  Unilever Capital
     7.125%, 11/01/10                        50            58
                                                  ------------
                                                          649
                                                  ------------
ENERGY -- 1.7%
  Burlington Resources Finance
     5.600%, 12/01/06                       250           259
  ConocoPhillips Petroleum
     6.650%, 07/15/18                       105           120
  Devon Financing
     7.875%, 09/30/31                        25            32
  Kinder Morgan Energy Partners LP
     7.400%, 03/15/31                        60            70
  Marathon Oil
     5.375%, 06/01/07                       100           104
  Occidental Petroleum
     7.375%, 11/15/08                       200           224
  Transocean
     6.625%, 04/15/11                       130           145
                                                  ------------
                                                          954
                                                  ------------
FINANCIALS -- 10.8%
  Abbey National PLC
     7.950%, 10/26/29                        35            45
  Allstate
     7.200%, 12/01/09                        90           102
  Bank One, Ser A, MTN
     6.000%, 02/17/09                       150           160
  Bank of America
     7.800%, 09/15/16                        70            85
     4.875%, 09/15/12                        55            56
  Bear Stearns
     7.625%, 12/07/09                       140           161
  Boeing Capital
     6.500%, 02/15/12                       100           112
  Citigroup
     4.250%, 07/29/09                       100           101
  Citigroup Global Markets
     5.875%, 03/15/06                       390           402
  Credit Suisse First Boston USA
     6.125%, 11/15/11                       125           136
  ERP Operating LP
     6.950%, 03/02/11                       120           135
  European Investment Bank
     4.625%, 03/01/07                       150           154
  Freddie Mac
     3.500%, 09/15/07                       215           216
  General Electric Capital, Ser A,
    MTN
     6.750%, 03/15/32                       100           117
     5.450%, 01/15/13                        90            95
  General Motors Acceptance
     8.000%, 11/01/31                        90            93
     5.850%, 01/14/09                       150           152
  Goldman Sachs Group
     5.150%, 01/15/14                       155           157

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Household Finance
     7.625%, 05/17/32 (D)             $     100   $       124
     6.400%, 06/17/08                       165           178
  International Bank
     7.625%, 01/19/23                        55            72
  JPMorgan Chase
     5.250%, 05/30/07                       125           130
     5.250%, 05/01/15                        30            30
  KFW International Finance
     4.750%, 01/24/07                       150           155
  Korea Development Bank
     5.250%, 11/16/06                       200           206
  Lehman Brothers Holdings
     7.875%, 08/15/10                       110           129
  MBNA America Bank National
     6.625%, 06/15/12                       100           110
  Merrill Lynch
     6.875%, 11/15/18                        50            58
  Metlife
     6.125%, 12/01/11                       180           196
  Morgan Stanley
     7.250%, 04/01/32                        45            54
     6.875%, 03/01/07                       200           214
  NB Capital Trust IV
     8.250%, 04/15/27                       125           139
  National Rural Utilities, Ser C, MTN
     7.250%, 03/01/12                       130           150
  Pemex Master Trust
     7.875%, 02/01/09                       145           163
  Royal Bank of Scotland
     4.700%, 07/03/18                       135           128
  SMBC International Finance
     8.500%, 06/15/09                       100           117
  Sanwa Finance Aruba
     8.350%, 07/15/09                       100           117
  Simon Property Group +
     3.750%, 01/30/09                       100            99
  Societe Generale
     7.400%, 06/01/06                       100           105
  SunTrust Bank
     6.375%, 04/01/11                        50            55
  Swiss Bank - New York
     7.000%, 10/15/15                       100           116
  Toyota Motor Credit
     4.350%, 12/15/10                       100           101
  US Bancorp, Ser N, MTN
     5.100%, 07/15/07                       250           259
  Wachovia
     4.850%, 07/30/07                       125           130
  Washington Mutual
     5.500%, 01/15/13                       150           155
                                                  ------------
                                                        5,969
                                                  ------------
HEALTH CARE -- 0.9%
  Abbott Laboratories
     5.625%, 07/01/06                       175           181
  Boston Scientific
     5.450%, 06/15/14                       150           156
  Eli Lilly
     7.125%, 06/01/25                        30            36
  Wyeth
     5.500%, 03/15/13                       125           130
                                                  ------------
                                                          503
                                                  ------------


--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund - (Continued)
December 31, 2004


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 1.5%
  Honeywell International
     6.125%, 11/01/11                 $     180   $       198
  Illinois Tool Works
     5.750%, 03/01/09                        50            54
  Norfolk Southern
     9.000%, 03/01/21                        90           121
  Northrop Grumman
     7.125%, 02/15/11                       170           195
  Pulte Homes
     5.250%, 01/15/14                       105           105
  Raytheon
     7.200%, 08/15/27                        50            59
  Union Pacific
     6.625%, 02/01/29                        25            28
  United Technologies
     7.125%, 11/15/10                        50            57
                                                  ------------
                                                          817
                                                  ------------
INFORMATION TECHNOLOGY -- 0.2%
  International Business Machines
     4.750%, 11/29/12                       125           128
                                                  ------------
MATERIALS -- 0.8%
  Alcoa
     6.750%, 01/15/28                        65            76
  Dow Chemical
     6.125%, 02/01/11                       100           109
  E.I. du Pont de Nemours
     8.250%, 09/15/06                       100           108
  Rohm & Haas
     7.400%, 07/15/09                       100           113
  Weyerhaeuser
     7.125%, 07/15/23                        50            57
                                                  ------------
                                                          463
                                                  ------------
TELECOMMUNICATION SERVICES -- 2.6%
  AT&T Wireless Services
     8.750%, 03/01/31                        35            47
  BellSouth Capital Funding
     7.750%, 02/15/10                       190           220
  British Telecommunications PLC
     8.375%, 12/15/10                       100           120
  France Telecom (B)
     7.950%, 03/01/06                       125           131
  Motorola
     8.000%, 11/01/11                        75            90
  SBC Communications
     6.250%, 03/15/11                       170           187
  Sprint Capital
     7.625%, 01/30/11                       185           215
  TCI Communications
     8.750%, 08/01/15                       100           127
  Verizon Global Funding
     7.750%, 12/01/30                        65            81
     7.250%, 12/01/10                       150           172
  Vodafone Group
     7.875%, 02/15/30                        20            26
                                                  ------------
                                                        1,416
                                                  ------------
UTILITIES -- 1.4%
  Cincinnati Gas & Electric
     5.700%, 09/15/12                       100           106

----------------------------------------------------------------
                                    Face Amount   Market Value
Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
  Duke Energy
     7.875%, 08/16/10                 $      50   $        58
  Hydro-Quebec, Ser HQ
     9.500%, 11/15/30                        50            79
  MidAmerican Energy Holdings
     8.480%, 09/15/28                        70            92
  Niagara Mohawk Power
     7.750%, 05/15/06                       225           238
  Oncor Electric Delivery
     7.000%, 05/01/32                        75            87
  Pacific Gas & Electric
     4.800%, 03/01/14                       100           100
                                                  ------------
                                                          760
                                                  ------------
Total Corporate Obligations
  (Cost $11,863) ($ Thousands)                         12,567
                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.0%
  FHLB
      5.750%, 05/15/12                      145           159
      4.500%, 09/16/13                      100           101
      3.625%, 11/14/08                      100           100
      3.375%, 09/14/07                      165           165
      3.000%, 04/15/09                      160           155
      2.875%, 09/15/06                      780           777
  FHLMC
      6.875%, 09/15/10                      190           217
      6.375%, 08/01/11                       85            88
      6.250%, 07/15/32                      145           166
      5.750%, 04/15/08 to 01/15/12          515           555
      5.625%, 03/15/11                      100           108
      4.875%, 03/15/07                      200           206
  FNMA
      7.125%, 06/15/10 to 01/15/30          200           241
      6.625%, 10/15/07 to 11/15/10          300           328
      6.125%, 03/15/12                      105           117
      6.000%, 05/15/08                      230           247
      5.250%, 06/15/06 to 01/15/09          580           604
      5.125%, 01/02/14                       95            97
      5.000%, 01/15/07                      555           574
      4.250%, 07/15/07                      150           153
  FNMA (A)
      8.764%, 07/05/14                      415           264
  TVA, Ser B
      6.000%, 03/15/13                      100           111
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $5,378) ($ Thousands)                           5,533
                                                  ------------
ASSET-BACKED SECURITIES  -- 4.4%
CREDIT CARDS  -- 0.6%
  Citibank Credit Card Issuance Trust,
    Ser 2003-A7, Cl A7
     4.150%, 07/07/17                       100            96
  Citibank Credit Card Master Trust,
    Ser 1998-2, Cl A
     6.050%, 01/15/10                       200           214
                                                  ------------
                                                          310
                                                  ------------
FINANCIAL  -- 0.7%
  Morgan Stanley Dean Witter
    Capital, Ser 2002-TOP7, Cl A2
     5.980%, 01/15/39                       175           190

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund - (Concluded)
December 31, 2004


----------------------------------------------------------------
                                     Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Morgan Stanley Dean Witter
    Capital, Ser 2003-HQ2, Cl A2
     4.920%, 03/12/35                 $     200   $       203
                                                  ------------
                                                          393
                                                  ------------
MORTGAGE RELATED SECURITIES -- 3.1%
  Ameriquest Mortgage Securities,
    Ser 2003-6, Cl AF4
     4.329%, 08/25/33                       150           151
  Bear Stearns Commercial
    Mortgage Securities, Ser
    1999-WF2, Cl A2
     7.080%, 07/15/31                       200           223
  CSFB Mortgage, Ser
    1999-C1,      Cl A2
     7.290%, 09/15/41                       250           281
  DLJ Commercial Mortgage, Ser
    1998-CF2, Cl A1B
     6.240%, 11/12/31                       200           215
  GE Capital Mortgage, Ser
    2000-1, Cl A2
     6.496%, 01/15/33                       175           194
  GMAC Commercial Mortgage
    Securities, Ser 1998-C1, Cl A2
     6.700%, 05/15/30                       125           134
  JPMorgan Chase Commercial
    Mortgage, Ser 2000-C10, Cl A2
     7.371%, 08/15/32                       200           227
  PECO Energy Transition Trust,
    Ser 1999-A, Cl A7
     6.130%, 03/01/09                       150           160
  UBS Commercial Mortgage Trust,
    Ser 2002-C1, Cl A3
     6.226%, 03/15/26                       150           163
                                                  ------------
                                                        1,748
                                                  ------------
Total Asset-Backed Securities
  (Cost $2,352) ($ Thousands)                           2,451
                                                  ------------
YANKEE BONDS  -- 3.0%
  AXA
     8.600%, 12/15/30                        25            33
  Deutsche Telekom
     8.500%, 06/15/10                       150           179
  Government of Canada
     5.250%, 11/05/08                       235           248
  International Bank
     8.250%, 09/01/16                       125           164
  Province of Manitoba
     5.500%, 10/01/08                       100           106
  Province of Nova Scotia
     5.750%, 02/27/12                       100           109
  Republic of Italy
     2.500%, 03/31/06                       220           219
     4.375%, 06/15/13                       150           149
  Telecom Italia Capital
     6.375%, 11/15/33                        45            46
  United Mexican States
     8.375%, 01/14/11                       100           117
     7.500%, 01/14/12                       235           266
                                                  ------------
Total Yankee Bonds
  (Cost $1,571) ($ Thousands)                           1,636
                                                  ------------
----------------------------------------------------------------
                              Shares/Face Amount  Market Value
Description                       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
CASH EQUIVALENT -- 0.2%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A (C)             130,141   $       130
                                                  ------------
Total Cash Equivalent
  (Cost $130) ($ Thousands)                               130
                                                  ------------
MUNICIPAL BOND -- 0.2%
  Illinois State, GO
     5.100%, 06/01/33                 $     120           115
                                                  ------------
Total Municipal Bond
  (Cost $110) ($ Thousands)                               115
                                                  ------------
Total Investments -- 99.5%
  (Cost $53,526) ($ Thousands)(1)                 $    55,073
                                                  ============
Percentages are based on Net Assets of $55,373,406.
+ Real Estate Investment Trust
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan
Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LP -- Limited
Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Multi-Coupon -- The rate is adjusted based on the rating.
(C) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(1) At December 31, 2004, the tax basis cost of the Fund's investments was $53,526,125, and the unrealized appreciation and depreciation were $1,705,058 and $(158,391), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2004

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Index Funds


By (Signature and Title)*                      /s/ Edward D. Loughlin
                                               --------------------------------
                                               Edward D. Loughlin
                                               Chief Executive Officer
Date February 21, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Edward D. Loughlin
                                               --------------------------------
                                               Edward D. Loughlin
                                               Chief Executive Officer
Date February 21, 2005


By (Signature and Title)*                      /s/ Peter (Pedro) A. Rodriguez
                                               --------------------------------
                                               Peter (Pedro) A. Rodriguez
                                               Chief Financial Officer
Date February 21, 2005
* Print the name and title of each signing officer under his or her signature.